Business and Geographic Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Geographic Distribution of Revenue

The geographic distribution of our revenue based upon billing region of the customer was as follows:

	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
North America	47%	46%	45%
Europe	16%	16%	16%
Africa and Middle East	17%	16%	15%
Latin America and Caribbean	14%	15%	16%
Asia Pacific	6%	7%	8%

Schedule of Off-Network and On-Network Revenues

Our revenues were derived from the following services, with Off-Network and Other Revenues shown separately from On-Network Revenues (in thousands, except percentages):

	Year Ended December 31, 2011		Year Ended December 31, 2012		Year Ended December 31, 2013
On-Network Revenues
Transponder services	$1,907,768	74%	$1,950,230	75%	$1,988,771	76%
Managed services	282,386	11%	276,024	11%	298,623	11%
Channel	104,981	4%	91,805	4%	72,123	3%

Total on-network revenues	2,295,135	89%	2,318,059	89%	2,359,517	91%
Off-Network and Other Revenues
Transponder, MSS and other off-network services	237,020	9%	234,143	9%	194,601	7%
Satellite-related services	56,271	2%	57,950	2%	49,505	2%

Total off-network and other revenues	293,291	11%	292,093	11%	244,106	9%

Total	$2,588,426	100%	$2,610,152	100%	$2,603,623	100%